Shareholder Report, Average Annual Return (Details)	5 Months Ended				6 Months Ended					7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM US Large-Cap Buffer 12 ETF - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent													12.81%
PGIM US Large-Cap Buffer 20 ETF - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent													9.97%
PGIM US Large-Cap Buffer 12 ETF - February
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent												11.02%
PGIM US Large-Cap Buffer 20 ETF - February
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent												8.83%
PGIM US Large-Cap Buffer 12 ETF - March
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent											9.47%
PGIM US Large-Cap Buffer 20 ETF - March
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent											7.80%
PGIM US Large-Cap Buffer 12 ETF - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent										7.57%
PGIM US Large-Cap Buffer 20 ETF - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent										6.57%
PGIM US Large-Cap Buffer 12 ETF - May
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent							9.06%
PGIM US Large-Cap Buffer 20 ETF - May
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent							7.39%
PGIM US Large-Cap Buffer 12 ETF - June
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent				5.97%
PGIM US Large-Cap Buffer 20 ETF - June
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent				5.09%
PGIM US Large-Cap Buffer 12 ETF - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent									5.92%
PGIM US Large-Cap Buffer 20 ETF - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent									5.18%
PGIM US Large-Cap Buffer 12 ETF - August
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent					5.96%
PGIM US Large-Cap Buffer 20 ETF - August
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent					5.36%
PGIM US Large-Cap Buffer 12 ETF - September
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent						5.03%
PGIM US Large-Cap Buffer 20 ETF - September
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent						4.41%
PGIM US Large-Cap Buffer 12 ETF - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent								4.74%
PGIM US Large-Cap Buffer 20 ETF - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent								4.10%
PGIM US Large-Cap Buffer 12 ETF - November
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent	6.22%
PGIM US Large-Cap Buffer 20 ETF - November
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent	5.28%
PGIM US Large-Cap Buffer 12 ETF - December
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent			5.46%
PGIM US Large-Cap Buffer 20 ETF - December
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent			4.63%
PGIM Laddered Fund of Buffer 12 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent		4.60%
PGIM Laddered Fund of Buffer 20 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Net Asset Value (NAV)
Average Annual Return, Percent		3.99%
S&P 500 Price Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name														S&P 500 Price Return Index
Average Annual Return, Percent	8.11%	8.11%	8.11%	8.11%	13.30%	13.30%	13.30%	8.11%	13.30%	8.59%	11.95%	17.74%	19.62%